Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2024
Financial instruments by category
Schedule of financial assets and financial liabilities
	Financial assets	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	at amortized cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2024
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	273,421	43,134	-	-	316,555	91,070	407,625
Investment in financial assets:
- Public companies’ securities	89	17,561	-	-	17,650	-	17,650
- Bonds	-	54,075	-	-	54,075	-	54,075
- Mutual funds	-	65,195	277	-	65,472	-	65,472
- Others	5,517	13,669	-	25	19,211	-	19,211
Derivative financial instruments:
- Commodities options contracts	-	3,535	-	-	3,535	-	3,535
- Commodities futures contracts	-	1,519	-	-	1,519	-	1,519
- Foreign-currency options contracts	-	206	-	-	206	-	206
- Foreign-currency future contracts	-	191	-	-	191	-	191
- Swaps	-	-	1,041	-	1,041	-	1,041
- Options on companies	57	-	-	-	57	-	57
- Others	-	1,401	-	-	1,401	-	1,401
Restricted assets (i)	2,720	-	-	-	2,720	-	2,720
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	50,834	-	-	-	50,834	-	50,834
- Short-term investments	-	63,801	-	-	63,801	-	63,801
Total assets	332,638	264,287	1,318	25	598,268	91,070	689,338
	Financial liabilities at	Financial liabilities at fair value through profit or loss	Subtotal financial	Non-financial
	amortized cost	Level 1	liabilities	liabilities	Total
June 30, 2024
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	191,890	-	191,890	107,189	299,079
Borrowings (Note 22)	822,535	-	822,535	-	822,535
Derivative financial instruments:
- Commodities options contracts	-	669	669	-	669
- Commodities futures contracts	-	1,355	1,355	-	1,355
- Foreign-currency options contracts	-	7,853	7,853	-	7,853
- Foreign-currency future contracts	-	3,716	3,716	-	3,716
- Swaps	-	1,651	1,651	-	1,651
Total liabilities	1,014,425	15,244	1,029,669	107,189	1,136,858
	Financial assets	Financial assets at fair value through profit or loss		Subtotal financial	Non-financial
	at amortized cost	Level 1	Level 2	assets	assets	Total
June 30, 2023
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	274,430	55,172	-	329,602	90,388	419,990
Investment in financial assets:
- Public companies’ securities	-	18,747	-	18,747	-	18,747
- Bonds	-	48,426	2,850	51,276	-	51,276
- Mutual funds	-	93,011	-	93,011	-	93,011
- Others	5,315	2,130	-	7,445	-	7,445
Derivative financial instruments:
- Commodities options contracts	-	777	-	777	-	777
- Commodities futures contracts	-	7,661	-	7,661	-	7,661
- Foreign-currency options contracts	-	1,024	-	1,024	-	1,024
- Foreign-currency future contracts	-	6,587	-	6,587	-	6,587
- Swaps	-	-	1,036	1,036	-	1,036
- Others	-	7,263	-	7,263	-	7,263
Restricted assets (i)	4,466	-	-	4,466	-	4,466
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	34,423	-	-	34,423	-	34,423
- Short-term investments	-	110,237	-	110,237	-	110,237
Total assets	318,634	351,035	3,886	673,555	90,388	763,943
	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss	Subtotal financial	Non-financial
	cost	Level 1	liabilities	liabilities	Total
June 30, 2023
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	212,803	-	212,803	114,837	327,640
Borrowings (Note 22)	973,601	-	973,601	-	973,601
Derivative financial instruments:
- Commodities options contracts	-	3,009	3,009	-	3,009
- Commodities futures contracts	56	1,245	1,301	-	1,301
- Foreign-currency future contracts	-	470	470	-	470
- Swaps	-	22	22	-	22
Total liabilities	1,186,460	4,746	1,191,206	114,837	1,306,043

Schedule of book value of financial instruments recognized
	06.30.2024			06.30.2023
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	325,684	(9,129)	316,555	337,209	(7,607)	329,602
Financial liabilities
Trade and other payables	201,019	(9,129)	191,890	220,410	(7,607)	212,803

Schedule of income, expense, gains and losses on financial instruments
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	65,328	-	65,328
Interest and allowances generated by operating assets	20,295	-	20,295
Interest expenses	(58,958)	-	(58,958)
Lease liabilities interest	(1,946)	-	(1,946)
Foreign exchange, net	59,113	-	59,113
Fair value gain on financial assets at fair value through profit or gain	-	178,168	178,168
Gain from repurchase of Non-convertible Notes	244	-	244
Gain on financial instruments derived from commodities	-	11,140	11,140
Loss from derivative financial instruments (except commodities)	-	(48,233)	(48,233)
Other financial costs	(15,780)	-	(15,780)
Net result (i)	68,296	141,075	209,371
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	8,169	-	8,169
Interest and allowances generated by operating assets	(5,470)	-	(5,470)
Interest expenses	(75,568)	-	(75,568)
Lease liabilities interest	(2,419)	-	(2,419)
Foreign exchange, net	74,584	-	74,584
Fair value gain on financial assets at fair value through profit or gain	-	32,203	32,203
Gain from repurchase of Non-convertible Notes	13,063	-	13,063
Gain from commodity derivative financial instruments	-	3,379	3,379
Gain from derivative financial instruments (except commodities)	-	10,997	10,997
Other financial costs	(12,396)	-	(12,396)
Net result (i)	(37)	46,579	46,542
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	10,304	-	10,304
Interest and allowances generated by operating assets	11,448	-	11,448
Interest expenses	(110,329)	-	(110,329)
Lease liabilities interest	(2,341)	-	(2,341)
Foreign exchange, net	235,868	-	235,868
Dividends income	16	-	16
Fair value gain on financial assets at fair value through profit or gain	-	47,304	47,304
Gain from repurchase of Non-convertible Notes	11,664	-	11,664
Loss from commodity derivative financial instruments	-	(18,890)	(18,890)
Loss from derivative financial instruments (except commodities)	-	(11,535)	(11,535)
Other finance income	152	-	152
Other financial costs	(8,551)	-	(8,551)
Net result (i)	148,231	16,879	165,110

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments – Swaps and Commodities options contracts	Theoretical price	Underlying asset price and volatility	Level 2	-
Purchase option – Warrant (Others)	Black & Scholes with dilution	Underlying asset price and volatility	Level 3	-